Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plan

Note 13 — Employee Benefit Plan

The Company sponsors a defined contribution 401(k) plan (Plan) in which substantially all U.S. employees are eligible to participate. The Company matches 100 percent of each participant’s pre-tax contributions in an amount not exceeding 4 percent of the participant’s compensation and 50 percent of each participant’s pre-tax contributions in an amount not exceeding 2 percent of the participant’s compensation, up to the maximum amounts of contributions allowed by law. The costs of our matching contributions to the Plan were $3.6 million, $2.8 million and $2.4 million in 2013, 2012 and 2011, respectively. Employees become 100 percent vested in the employer match contributions immediately upon participation in the Plan. Coverage for office based employees begins on the date of hire. For rig-based and rental tools employees, coverage begins on the first of the month following completion of 30 calendar days of continuous full-time employment.